Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total assets	$ 8,216,908	$ 8,092,437
Segment Reconciling Items
Segment Reporting Information [Line Items]
Total assets	117,321
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	454,933	445,452
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets		118,493
Eliminations
Segment Reporting Information [Line Items]
Total assets	(20,273)	(21,732)
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	4,857,355	4,624,321
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	70,782	112,844
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	2,092,239	2,125,909
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	13,043	13,620
Teekay Parent | Teekay Parent, Other | Operating Segments
Segment Reporting Information [Line Items]
Total assets	30,065	26,527
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	343,547	366,229
Teekay Offshore | Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 257,896	$ 280,774